Concentration of major customers and suppliers (Details Narrative) - integer	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Supplier One [Member]
Number of customers	2	2	3
Concentration risk percentage	14.00%	35.00%	26.00%
Supplier One [Member] | Accounts Receivable [Member]
Number of customers	5	4
Concentration risk percentage	17.00%	27.00%
Customer one [Member]
Concentration risk percentage	13.00%	58.00%	44.00%
Customer one [Member] | Accounts Receivable [Member]
Number of customers	3	3
Concentration risk percentage	21.00%	42.00%
Customer Two [Member]
Concentration risk percentage	13.00%		33.00%
Customer Two [Member] | Accounts Receivable [Member]
Concentration risk percentage	20.00%	20.00%
Customer Three [Member]
Concentration risk percentage	10.00%		11.00%
Customer Three [Member] | Accounts Receivable [Member]
Concentration risk percentage	10.00%	18.00%
Supplier Two [Member]
Concentration risk percentage	12.00%	14.00%	25.00%
Supplier Two [Member] | Accounts Receivable [Member]
Concentration risk percentage	16.00%	18.00%
Supplier Three [Member]
Concentration risk percentage			16.00%
Supplier Three [Member] | Accounts Receivable [Member]
Concentration risk percentage	16.00%	17.00%
Supplier Four [Member] | Accounts Receivable [Member]
Concentration risk percentage	11.00%	10.00%
Supplier Five [Member] | Accounts Receivable [Member]
Concentration risk percentage	10.00%